Pensions Benefit Obligations (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Domestic Pension Benefits [Member]
Change in Projected Benefit Obligation [Roll Forward]
Benefit Obligation at Beginning of Year	$ 413.6	$ 395.2
Business combination	0	0
Service costs	0	0.3	0.8
Interest costs	21.3	21.1	20.6
Curtailment	0	0
Plan participants' contributions	0	0
Actuarial losses	37.9	16.7
Benefits paid	(20.6)	(19.7)
Currency translation and other	0	0
Benefit Obligation at End of Year	452.2	413.6	395.2
Accumulated Benefit Obligation	452.2	413.6
Weighted Average Assumptions Used to Determine Benefit Obligations [Abstract]
Discount Rate	4.50%	5.25%
Average rate of increase in employee compensation	4.00%	4.00%
Non-U.S. Pension Benefits [Member]
Change in Projected Benefit Obligation [Roll Forward]
Benefit Obligation at Beginning of Year	656.3	608.3
Business combination	8.3	4.3
Service costs	13.7	11.4	9.7
Interest costs	32.1	30.7	28.6
Curtailment	(2.7)	(5.9)
Plan participants' contributions	3.5	3.3
Actuarial losses	26.0	38.8
Benefits paid	(21.3)	(24.1)
Currency translation and other	(6.7)	(10.5)
Benefit Obligation at End of Year	709.2	656.3	608.3
Accumulated Benefit Obligation	663.0	625.4
Weighted Average Assumptions Used to Determine Benefit Obligations [Abstract]
Discount Rate	4.37%	4.77%
Average rate of increase in employee compensation	3.08%	3.34%
SERP Benefits [Member]
Change in Projected Benefit Obligation [Roll Forward]
Benefit Obligation at Beginning of Year	12.4	11.6
Interest costs	0.6	0.6	0.6
Plan participants' contributions	0	0
Actuarial losses	1.4	0.6
Benefits paid	(0.5)	(0.4)
Currency translation and other	0	0
Benefit Obligation at End of Year	13.9	12.4	11.6
Accumulated Benefit Obligation	13.9	12.4
Weighted Average Assumptions Used to Determine Benefit Obligations [Abstract]
Discount Rate	4.50%	5.25%
Average rate of increase in employee compensation	4.00%	4.00%
Other Postretirement Benefits [Member]
Change in Projected Benefit Obligation [Roll Forward]
Benefit Obligation at Beginning of Year	34.9	32.2
Service costs	0.6	0.4	0.6
Interest costs	1.9	1.8	1.8
Plan participants' contributions	1.4	1.4
Actuarial losses	3.2	2.2
Benefits paid	(2.7)	(3.5)
Currency translation and other	(0.4)	0.4
Benefit Obligation at End of Year	38.9	34.9	32.2
Accumulated Benefit Obligation	$ 38.9
Weighted Average Assumptions Used to Determine Benefit Obligations [Abstract]
Discount Rate	4.88%	5.44%
Initial healthcare cost trend rate	7.21%	7.91%
Ultimate healthcare cost trend rate	5.51%	5.52%
Other Postretirement Benefits [Member] | Minimum [Member]
Weighted Average Assumptions Used to Determine Benefit Obligations [Abstract]
Year that Healthcare Cost Rate Reaches Ultimate Trend Rate	2017
Other Postretirement Benefits [Member] | Maximum [Member]
Weighted Average Assumptions Used to Determine Benefit Obligations [Abstract]
Year that Healthcare Cost Rate Reaches Ultimate Trend Rate	2027